Borrowings (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.
Borrowings	₨ 971,888
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	2,021,351
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	1,342,568
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	775,792
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	443,905
Bank guarantee [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 2,797,143
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	4.15%	4.15%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	10.75%	9.25%
Foreign currency term loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis	3.50% to 4.50% plus 6 months LIBOR
Term bank loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%	8.65%
Term bank loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.50%	9.50%
Mortgage by movable fixed assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 37,500
Title deeds of property and plant and machinery at Rabale [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	415,249
Property at Vashi [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 392,630
Other loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.59%	9.00%
Other loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	12.50%	12.50%
Buyers Credit [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	1 to 3 years
Borrowings	₨ 573,325
Buyers Credit [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	2.50%
Buyers Credit [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	3.50%